Other current assets - Schedule of other current assets (Detail)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other current assets
Funds receivable from third party payment service provider	[1]	¥ 91,623,838		¥ 69,263,440
Value-added tax recoverable		89,697,345		62,336,003
Interest receivable		29,768,158		53,484,027
Content rights		11,710,702		10,589,085
Others		13,904,052		8,637,038
Total		¥ 236,704,095	$ 36,276,490	¥ 204,309,593

[1]	The Group opened accounts with external online payment service providers to collect funding from users.